Accounting Policies (Detail) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021 [1]	Dec. 31, 2020
Disclosure of changes in accounting estimates [line items]
Equity	£ 4,270.4	£ 4,069.0	£ 4,686.3	£ 5,050.1	[1]
Retained earnings
Disclosure of changes in accounting estimates [line items]
Equity	3,909.2	4,367.3	4,840.6	4,959.2	[1]
Other reserves
Disclosure of changes in accounting estimates [line items]
Equity	274.0	£ (335.9)	£ (48.2)	191.2	[1]
Increase (decrease) due to corrections of prior period errors [member]
Disclosure of changes in accounting estimates [line items]
Equity				£ 116.3
Increase (decrease) due to corrections of prior period errors [member] | Retained earnings
Disclosure of changes in accounting estimates [line items]
Equity	(111.5)
Increase (decrease) due to corrections of prior period errors [member] | Other reserves
Disclosure of changes in accounting estimates [line items]
Equity	£ (4.8)

[1]	Figures have been restated as described in Note 2: Accounting Policies.